Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2016, 2015 and 2014 is illustrated in the following table.

	2016	2015	2014

Basic weighted average shares outstanding	4,865,968	4,872,064	4,870,114
Dilutive effect of stock options	9,670	2,077	635

Dilutive weighted average shares outstanding	4,875,638	4,874,141	4,870,749

Net income	$6,736,654	$7,588,901	$7,449,759

Net income per share-basic	$1.38	$1.56	$1.53
Net income per share-diluted	$1.38	$1.56	$1.53